PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Buildings	$24,976,660	$24,781,774
Leasehold land improvement	22,102	21,878
Machinery and equipment	106,179,264	104,318,990
Vehicles	3,216,660	3,261,984
Office equipment	419,456	387,815
Construction in progress	34,969,529	14,696,770
	169,783,671	147,469,211
Less: Accumulated depreciation	(35,673,014)	(24,773,965)
	$134,110,657	$122,695,246

During the year, none of the Company's plant was transferred to fixed assets from Construction in progress.

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $10,899,049, $7,994,638 and $3,149,314 respectively.

Construction in progress consists of the construction of a plant and production lines on 300 acres of land and the improvement project on the 300,000 tons production lines and plant facilities and the staff quarters project. The total construction in progress as at December 31, 2012 and 2011 was $34,969,529 and $14,696,770 respectively.

		Estimated cost
	Balance at	to complete as of	Estimated time
	2012	December 31, 2013	to complete

Production lines	$15,080,014	$168,536	June, 2013
Plant	6,983,931	6,142,664	April, 2013
Staff quarters	12,905,584	6,484,153	October, 2013
	$34,969,529	$12,795,353

The Company's subsidiary, Henan Green, signed an agreement to construct addition of the new laminated steel production line. The new production line is subject to further testing and technical upgrades until the second quarter of 2013 when official production will be launched. Plant includes the decoration expenses incurred for the new plant and electricity system installation. It is expected to be completed before April 2013. The Company improved the staffs' benefits and constructed a staff quarter for the experience staffs and their family to live, it is estimated to be completed before year-ended.

No depreciation has been provided for construction in progress.